Quarterly Results of Operations (Unaudited) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Understatement of Net Income
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying misstatement in current year financial statements	$ 5
Overstatement of Net Income
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying misstatement in current year financial statements		$ 23